Shareholders’ Equity (Tables)	12 Months Ended
Apr. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Stockholders Equity Ordinary Shares Issued

On April 30, 2026, the Company completed the issuance of 3,049,000 ordinary shares to former shareholders of PML in connection with the Acquisition.

Ordinary share activity	Shares
Balance, April 30, 2025	15,076,900
Private placement	175,952
Warrant exercises	15,570,835
Shares issued in connection with Acquisition	3,049,000
Balance, April 30, 2026	33,872,687

Schedule of Stockholders Equity Warrants Exercised	The warrants are exercisable at US$5.00 per ADS and have a three-year term.

FY2026 warrant class	Issued	Exercised	Outstanding Apr. 30, 2026	Exercise price
Pre-funded warrants	17,019,235	13,737,595	3,281,640	US$0.0001/share
Ordinary investor warrants	17,019,235	1,611,990	15,407,245	US$0.544/share
Placement-agent warrants	680,770	221,250	459,520	US$0.416/share
Sigma9 strategic warrants	12,500,000	-	12,500,000	US$5.00/ADS
Total FY2026 warrants	47,219,240	15,570,835	31,648,405